Significant accounting policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Patent [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	20 years
Trademark [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	10 years
Research and development [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	3 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	3 years